MPA-Q3

Quarterly Report
December 31, 2025
MFS®  Pennsylvania
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 94.6%
Airport Revenue – 3.9%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$1,000,000	$1,049,116
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2050	1,000,000	1,053,174
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	1,000,000	1,040,150
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	755,000	765,390
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2037	455,000	462,967
Philadelphia, PA, Airport Refunding Rev., “B”, 5%, 7/01/2055	2,000,000	2,033,689
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	750,000	767,167
		$7,171,653
General Obligations - General Purpose – 5.1%
Allegheny County, PA, Bethel Park School District General Obligation, 5.5%, 8/01/2048	$1,000,000	$1,072,868
Allegheny County, PA, General Obligation, “C-80”, 5%, 12/01/2049	1,000,000	1,038,764
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	350,000	327,364
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	600,000	622,056
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	245,437	269,638
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	61,103	61,085
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	116,918	114,894
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	47,139	45,696
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	64,091	59,258
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	234,653	204,723
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	78,634	56,903
Lackawanna County, PA, General Obligation, BAM, 4%, 9/15/2035	1,000,000	1,050,988
Penn Hills, PA, General Obligation, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	460,519
Philadelphia, PA, Energy Authority City Service Agreement Rev. (Philadelphia Street Lighting Project), “A”, 5%, 11/01/2042	1,000,000	1,081,466
Pittsburgh, PA, General Obligation Capital Improvement, 4.25%, 9/01/2045	1,450,000	1,407,105
Punxsutawney, PA, General Obligation, “B”, AGM, 5%, 12/01/2046	500,000	506,344
Punxsutawney, PA, General Obligation, “B”, AGM, 5.125%, 12/01/2050	500,000	506,259
State of Illinois, General Obligation, 5.5%, 5/01/2039	125,000	133,753
State of Illinois, General Obligation, 5.75%, 5/01/2045	115,000	121,321
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	130,000	136,237
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	165,000	159,632
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	65,000	62,176
		$9,499,049
General Obligations - Schools – 13.5%
Allegheny County, PA, Brentwood Borough School District General Obligation, AGM, 5.25%, 5/15/2050	$1,000,000	$1,042,827
Allegheny County, PA, Elizabeth Forward School District General Obligation, BAM, 4.5%, 9/01/2050	1,000,000	996,837
Allegheny County, PA, Moon Area School District General Obligation, “B”, AGM, 4%, 11/15/2049	1,500,000	1,396,200
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2041	885,000	940,790
Allegheny County, PA, Steel Valley School District, General Obligation Limited Tax, BAM, 5%, 11/01/2042	730,000	769,982
Allentown, PA, School District, General Obligation, AGM, 5%, 6/01/2049	1,000,000	1,038,922
Beaver County, PA, Aliquippa School District General Obligation, BAM, 4%, 12/01/2041	1,000,000	1,005,808
Berks County, PA, Muhlenberg School District General Obligation, 5%, 5/15/2054	1,000,000	1,025,751
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,016,818
Bradford & Wyoming Counties, PA, Wyalusing Area School District, General Obligation, 5.125%, 4/01/2065	1,000,000	1,018,812
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2043	560,000	592,964
Bucks County, PA, Pennsbury School District, General Obligation, 5%, 8/01/2044	1,000,000	1,052,062
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	933,334
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2043	750,000	793,935
Delaware County, PA, Haverford Township School District General Obligation, 5%, 3/15/2044	500,000	525,415
Delaware County, PA, Interboro School District, General Obligation, AGM, 5.5%, 8/15/2063	1,500,000	1,594,082
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 4%, 4/15/2054	765,000	703,969
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	1,500,000	1,514,396
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2050	1,000,000	1,035,559
Muhlenberg, PA, School District General Obligation, 5%, 5/15/2055	1,000,000	1,032,733

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Northampton and Lehigh Counties, PA, Bethlehem Area School District General Obligation, BAM, 5%, 10/01/2042	$1,000,000	$1,065,470
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,079
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	1,495,000	1,510,547
Philadelphia, PA, School District, “A”, 5%, 9/01/2044	1,500,000	1,532,142
Upper St. Clair Township, PA, School District General Obligation, “B”, 3.625%, 10/01/2039	1,000,000	991,259
		$25,135,693
Healthcare Revenue - Hospitals – 12.6%
Allegheny County, PA, Mt. Lebanon Hospital Authority Rev. (St. Clair Memorial Hospital), 5%, 7/01/2038	$1,000,000	$1,033,999
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-2”, 6%, 6/30/2034	83,000	89,190
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A-3”, 5%, 6/30/2039	1,470,000	1,323,110
Berks County, PA, Municipal Authority Rev. (Tower Health Project), Convertible Capital Appreciation, “B-1”, 0% to 11/15/2029, 6% to 6/30/2044	735,000	507,023
Berks County, PA, Municipal Authority Rev., Taxable (Tower Health Project), “A-1”, 8%, 6/30/2034	105,000	105,279
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	1,000,000	912,093
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048 (Prerefunded 12/01/2028)	665,000	709,770
Bucks County, PA, St. Mary Hospital Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2048	335,000	337,903
Chester County, PA, Health & Education Facilities Authority, Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2052	1,750,000	1,758,448
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	100,000	107,191
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	900,000	914,361
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2039	500,000	500,958
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2040	1,000,000	996,877
DuBois, PA, Hospital Authority Rev. (Penn Highlands Healthcare), 5%, 7/15/2043	1,000,000	949,924
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	422,336
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2039	1,000,000	1,000,250
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2042	2,000,000	1,872,545
Montour County, PA, Geisinger Authority, Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,006,101
Northampton County, PA, General Purpose Authority, Hospital Rev. (St. Luke's University Health Network Project), “A”, 5%, 8/15/2048	500,000	502,816
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,000,000	869,440
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania Health System), 5.5%, 8/15/2055	1,000,000	1,084,870
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,017,483
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,007,694
Philadelphia, PA, Authority for Industrial Development, Hospital Rev. (Children's Hospital of Philadelphia Project), “A”, 5.5%, 7/01/2053	1,500,000	1,609,093
Philadelphia, PA, Hospitals and Higher Education Facilities Authority Rev. (Temple University Health System Obligated Group), “A”, 5%, 7/01/2034	500,000	506,538
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 4%, 6/01/2044	1,000,000	937,307
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2037	1,400,000	1,358,764
		$23,441,363
Healthcare Revenue - Long Term Care – 5.7%
Adams County, PA, General Authority Rev. (Brethren Home Community Project), “A”, 5%, 6/01/2054	$750,000	$714,819
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	410,656
Chester County, PA, Health & Education Facilities Authority Rev. (Tel Hai Retirement Community Project), 5.25%, 6/01/2055	1,000,000	1,004,988
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	140,000	142,232
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	95,000	101,295
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, ETM, 5%, 1/01/2039 (Prerefunded 1/01/2029)	765,000	815,693
Cumberland County, PA, Municipal Authority Rev. (Messiah Village Project), “A”, 5.5%, 6/01/2051 (w)	750,000	754,370
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	750,312
Lancaster County, PA, Hospital Authority Health Center Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	486,301
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	266,328
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	255,574

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Lancaster County, PA, Hospital Authority Rev. (Brethren Village Project), 5.125%, 7/01/2037	$500,000	$501,091
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	471,808
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	500,000	433,048
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Garden Spot Village Project), “A”, 5%, 5/01/2049	900,000	888,062
Lancaster, PA, Municipal Authority Healthcare Facilities Rev. (Luthercare Project), 5%, 12/01/2055	1,000,000	961,447
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	372,537
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	750,000	751,571
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	500,000	450,121
		$10,532,253
Industrial Revenue - Environmental Services – 0.7%
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	$200,000	$215,105
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A-2”, 4.6%, 10/01/2046 (Put Date 10/01/2026)	1,000,000	1,003,433
		$1,218,538
Industrial Revenue - Other – 0.6%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,113,545
Miscellaneous Revenue - Other – 1.7%
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	$395,000	$394,370
Pennsylvania Economic Development Authority Rev. (Capitol Region Parking System), AGM, 4%, 1/01/2041	1,300,000	1,302,022
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	970,000	974,383
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	525,000	515,883
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	65,000	65,580
		$3,252,238
Multi-Family Housing Revenue – 3.3%
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$447,377	$455,425
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (B'nai B'rith House of Reading), FNMA, 5.25%, 9/01/2042	1,000,000	1,071,582
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Country Commons Apartments), FNMA, 3.6%, 8/01/2035	904,195	899,192
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Darby Townhouses), FNMA, 4.9%, 6/01/2041	1,000,000	1,031,629
Pennsylvania Housing Finance Agency, Special Limited Obligation, Multi-Family Housing Development Rev. (Skyview Park Apartments), FNMA, 4.625%, 2/01/2042	1,490,000	1,503,944
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058 (Prerefunded 12/01/2026)	1,250,000	1,273,390
		$6,235,162
Port Revenue – 0.1%
New York Liberty Development Corp., Liberty Refunding Rev. (1 World Trade Center Project), 2.75%, 2/15/2044	$300,000	$227,901
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$120,000	$115,699
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	35,000	35,013
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	124,000	116,878
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	979,000	942,537
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	243,000	237,747
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	116,000	113,492
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	364,000	339,842
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	9,000	7,994
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	524,000	430,502
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	509,000	385,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	$227,000	$75,823
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	195,000	156,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	205,000	184,500
		$3,142,369
Secondary Schools – 2.4%
Allentown, PA, Commercial & Industrial Development Authority, Education Facility Lease Rev. (Executive Education Academy Charter School Project), 5%, 7/01/2059 (n)	$750,000	$690,938
Bucks County, PA, Industrial Development Authority Rev. (School Lane Charter School Project), “A”, 5.125%, 3/15/2046	500,000	483,041
Chester County, PA, Industrial Development Authority, Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	481,678
Montgomery County, PA, Industrial Development Authority Rev. (Germantown Academy Project), “A”, 4%, 10/01/2046	625,000	543,205
Philadelphia, PA, Authority for Industrial Development Rev. (A String Theory Charter School Project), 5%, 6/15/2040 (n)	900,000	900,190
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	450,000	450,557
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	500,000	490,455
Philadelphia, PA, Authority for Industrial Development, Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	500,000	495,043
		$4,535,107
Single Family Housing - State – 8.2%
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 4.6%, 10/01/2049 (n)	$1,000,000	$978,666
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., 6%, 10/01/2054 (n)	1,415,000	1,530,239
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 3.65%, 10/01/2032	1,000,000	998,202
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.6%, 10/01/2043	1,000,000	1,011,029
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 4.7%, 10/01/2046	1,000,000	1,002,259
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “145A”, 4.75%, 10/01/2049	1,000,000	988,998
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 4.75%, 4/01/2053	1,000,000	980,452
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “146A”, 6.25%, 10/01/2054	980,000	1,073,084
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “149A”, 5.1%, 10/01/2045	1,000,000	1,023,813
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “150A”, 5.15%, 10/01/2045	1,500,000	1,526,358
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134B”, 5%, 10/01/2026	1,545,000	1,570,321
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	1,195,000	1,269,814
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “142A”, 5.5%, 10/01/2053	1,280,000	1,347,691
		$15,300,926
State & Local Agencies – 3.1%
Broward County, FL, Tourist Development Rev. (Convention Center Expansion Project), 4%, 9/01/2047	$565,000	$509,134
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2042	1,375,000	1,465,884
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2043	500,000	529,802
Chester County, PA, Health & Education Facilities Authority Rev. (Chester County Intermediate Unit Project), BAM, 5%, 4/01/2044	650,000	684,895
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050 (Prerefunded 12/15/1932)	90,000	107,213
Pennsylvania School District Authority Rev. (William Penn School District Project), “A”, BAM, 4.125%, 3/15/2044	1,200,000	1,199,273
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2037	250,000	260,654
Philadelphia, PA, Authority for Industrial Development Rev. (Rebuild Project), 5%, 5/01/2038	1,000,000	1,040,707
		$5,797,562
Student Loan Revenue – 3.3%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$570,000	$567,132
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1A”, 4.125%, 6/01/2045	595,000	585,750
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5%, 6/01/2051	750,000	724,178
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “1C”, 5.5%, 6/01/2052	750,000	761,999
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	325,000	338,727
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	400,000	421,193
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	585,000	530,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Student Loan Revenue – continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	$1,155,000	$1,173,586
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	630,000	622,629
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	500,000	481,202
		$6,206,800
Tax - Other – 2.9%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2042	$1,000,000	$1,034,681
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	300,000	303,568
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	500,000	502,419
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	675,000	690,389
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	110,000	110,054
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	285,000	299,100
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	60,000	60,630
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	185,000	186,399
Lancaster County, PA, Convention Center Authority Hotel Room Rental Tax Rev., “B”, 4%, 5/01/2049	500,000	466,408
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2045	1,320,000	1,237,968
St. Clair County, AL, Board of Education, Special Tax School Warrants (15 Mill Moody Tax), “A”, BAM, 4.25%, 2/01/2052	500,000	477,359
		$5,368,975
Tax Assessment – 0.3%
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	$500,000	$502,409
Tobacco – 0.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$540,000	$466,218
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	195,000	157,845
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	360,000	329,023
		$953,086
Toll Roads – 1.7%
Pennsylvania Turnpike Commission Oil Franchise Tax Rev., “A”, 5.25%, 12/01/2053	$1,000,000	$1,071,888
Pennsylvania Turnpike Commission Subordinate Rev., “A”, AGM, 4%, 12/01/2049	1,500,000	1,400,324
Wisconsin Public Finance Authority, Senior Lien Toll Rev. (Georgia SR 400 Express Lanes Project), 5.75%, 12/31/2065	740,000	761,960
		$3,234,172
Transportation - Special Tax – 1.1%
Southeastern Pennsylvania Transportation Authority Rev. (Asset Improvement Program), 5.25%, 6/01/2047	$2,000,000	$2,099,171
Universities - Colleges – 11.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 4%, 3/01/2041	$1,000,000	$971,052
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2036	300,000	287,678
Erie County, PA, Higher Education Building Authority Rev. (AICUP Financing Program-Gannon University Project), 4%, 5/01/2041	920,000	804,814
Indiana County, PA, Industrial Development Authority Refunding Rev. (Foundation for Indiana University of Pennsylvania Project), BAM, 4%, 5/01/2054	2,750,000	2,515,248
Lehigh County, PA, General Purpose Authority, College Rev. (Muhlenberg College Project), 5.25%, 2/01/2049	1,000,000	1,004,845
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	95,000	68,932
Northampton County, PA, General Purpose Authority, College Rev. (Lafayette College), 4%, 11/01/2038	1,000,000	1,001,053
Northeastern, PA, Hospital & Education Authority, College Rev. (King's College Project), 5%, 5/01/2049	1,000,000	920,451
Pennsylvania Economic Development Authority Rev. (Villanova University Project), 5%, 8/01/2049	1,000,000	1,047,350
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2046	1,750,000	1,796,038
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	750,000	780,055
Pennsylvania Higher Educational Facilities Authority Rev. (Thomas Jefferson University), “B-1”, AGM, 5.25%, 11/01/2048	1,000,000	1,038,157
Pennsylvania Higher Educational Facilities Authority Rev. (Widener University), “A”, 4%, 7/15/2051	1,250,000	994,667
Pennsylvania Public School Building Authority, College Rev. (Delaware County Community College Project), BAM, 5%, 10/01/2038	1,200,000	1,288,811

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Pennsylvania State University, Tax-Exempt, “A”, 5.25%, 9/01/2052	$3,000,000	$3,150,440
Pennsylvania System of Higher Education Rev., Temple University, AGM, 5%, 4/01/2044	1,285,000	1,373,588
Philadelphia, PA, Authority for Industrial Development, University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	1,000,000	1,038,565
South Carolina Clemson University Athletic Facilities Rev., “A”, 3%, 5/01/2048	1,500,000	1,125,358
		$21,207,102
Universities - Dormitories – 0.7%
Chester County, PA, Industrial Development Authority, Student Housing Rev. (West Chester University of Pennsylvania), “A”, BAM, 4%, 8/01/2048	$1,500,000	$1,364,645
Utilities - Municipal Owned – 0.3%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$150,000	$100,125
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	245,000	163,537
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	200,000	133,500
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	15,000	15,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	105,000	70,088
		$482,462
Utilities - Other – 2.8%
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	$935,000	$987,176
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	925,000	982,851
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	550,000	594,579
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	338,070
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	845,000	890,358
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	520,000	557,762
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	825,000	848,180
		$5,198,976
Water & Sewer Utility Revenue – 7.0%
Allegheny County, PA, Sanitary Authority Sewer Rev., 5%, 12/01/2050	$1,500,000	$1,569,285
Allegheny County, PA, Sanitary Authority Sewer Rev., 5%, 6/01/2053	1,000,000	1,031,302
Allegheny County, PA, Sanitary Authority Sewer Rev., 5.25%, 12/01/2058 (u)	1,000,000	1,056,852
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 4.25%, 12/01/2047	2,000,000	1,971,238
Erie County, PA, Water Authority Rev., “A”, AGM, 5%, 12/01/2043	1,000,000	1,028,396
Erie County, PA, Water Authority Rev., “A”, AGM, 4%, 12/01/2050	995,000	934,047
Florida Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,015,323
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	205,000	206,201
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2038	1,000,000	1,045,684
Philadelphia, PA, Water & Wastewater Rev., “B”, AGM, 5.5%, 9/01/2053	1,000,000	1,071,798
Philadelphia, PA, Water & Wastewater Rev., “C”, AGM, 5.25%, 9/01/2054	1,000,000	1,061,677
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 5%, 9/01/2048	1,000,000	1,036,485
		$13,028,288
Total Municipal Bonds		$176,249,445
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$274,831	$94,487
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$235,359	$150,630

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 5.3%
Money Market Funds – 5.3%
MFS Institutional Money Market Portfolio, 3.82% (v)	9,935,356	$9,937,343

Other Assets, Less Liabilities – (0.1)%		(210,811)
Net Assets – 100.0%		$186,221,094

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,937,343 and
$176,494,562, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,230,420, representing 3.3% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$176,400,075	$—	$176,400,075
U.S. Corporate Bonds	—	94,487	—	94,487
Investment Companies	9,937,343	—	—	9,937,343
Total	$9,937,343	$176,494,562	$—	$186,431,905
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,702,009	$41,713,286	$36,478,351	$(292)	$691	$9,937,343

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$190,212	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
Pennsylvania	84.1%
Puerto Rico	2.3%
New York	1.4%
Alabama	1.3%
Illinois	1.3%
South Carolina	0.9%
Tennessee	0.8%
California	0.7%
Wisconsin	0.6%
New Jersey	0.4%
Florida	0.3%
Guam	0.3%
New Hampshire	0.3%
Ohio	0.3%
Virgin Islands	0.3%
Colorado	0.2%
Texas	0.1%
Virginia	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.